ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31,
	2020	2019
Receivable from product sales	$—	$5,853,142
Receivable from agent fee	—	436,257
Total	$—	$6,289,399